C/FUNDS GROUP, INC.




                               C/Fund
                               C/Growth Stock Fund
                               Adams Equity Fund
                               Beebe Fund
                               C/Government Fund
                               C/Tax-Free Fund
                               C/C.A.R. Fund








                            1997 Annual Report













                                          Table of Contents
                                Letter to Shareholders             1
                                Comparative Performance            2
                                Portfolios of Investments          4
                                Audited Financial Statements      12
                                Notes to Financial Statements     16
                                Report of Independent Certified
                                  Accountants                     18






















                    THIS PAGE LEFT BLANK INTENTIONALLY
                          LETTER TO SHAREHOLDERS

     1997 was another stellar year for most investors, particularly those who emphasized common stocks or equity equivalent securities. While fixed income investments (bonds) also produced total returns that were higher percentage-wise than just the interest rate alone, once again such returns were less than half that reported for stocks generally. Rather than emphasize this difference in a negative way it would be far better for investors to stand back a little in order to view this in a broader perspective. For the past 50 years or more in the United States the "total returns" (interest or dividends plus price change) from stocks has always averaged about twice the return on bonds, the exceptions being during periods when inflation and therefore interest rates were rising rapidly. The long period from the late 1960's until the early 1980's was a terrible period during which to have owned common stocks, for example, because of rising inflation.

     Therefore, mindful of this relationship between "declining purchasing power" (inflation), and returns on investments, we as managers of the now seven series of portfolios that make up the C/Funds Group, Inc., funds family, act favorably and aggressively by emphasizing a high percentage of common stocks most of the time in our equity funds, and tend to remain more short term minded in our fixed income funds during this period of low inflation.

     A word of caution might be in order here in respect to investing in fixed-income funds in general. First, such bond fund investments still make good sense for those needing to emphasize safety against the volatility in the value of their investment. They are also excellent for those needing a certainty of annual income at a higher rate than that now being produced by stocks and stock funds. However, with that said, the caution we would extend to all investors in bond funds is that during periods of low inflation and low interest rates-such as the period we are now in-is that bonds produce very poor returns during years when even a modest increase in interest rates occurs. Although we do not see that happening any time in the foreseeable future, we nonetheless have chosen to "protect" our funds' NAVs (net asset values per share) by keeping bond portfolio holdings in a fairly short term maturity range. Why is this? Because we would rather our bond fund investors-whether taxable or non-taxable-allow their annual interest income to move up and down with market rates generally than to have the fund income be held high while the share values fluctuate. For those who are confused by this explanation, we will only add that in all bond investments, one or the other of these two alternative risks must, repeat must, be taken by your manager. We happen to choose stability of price with some change in annual income over high annual income and price instability. We hope this explanation is helpful to all bond fund investors.

      We also take this opportunity to welcome our newest Fund series member, the Beebe Fund, to our family. It got under way late in 1997, but has already attracted over $750,000 in investor dollars to date. This is a tribute to the reputation and proven skills of its manager, Sam Beebe, who is perhaps Florida's pre-eminent "analyst" of financial institutions. This Fund is a "sector" fund in that it invests primarily in a single industry, which just so happens to be one of the most exciting areas in the investment world today, the result of enormous changes underway in that industry. Please feel free to contact Sam or the C/Funds Group, Inc., for information about this new Fund.

      The 1997 performances of all the Fund Series are included in this Annual Report, which we hope you will read carefully. We would be remiss, however, if we did not point out another factor that is always worth repeating, it being that performance alone does not tell the whole story when selecting a Fund for purchase. "Risk" is a very big word in the investment business but a very hard one to reduce to numbers. Suffice to say, CFI managers know this so seek to minimize risk, always. If we could be judged fairly on this point, we believe CFI Funds would be found to be very high up on the safety scale by investing in less risky kinds of securities at every opportunity. Our managers tend to be long term and quality minded and make every effort to manage all portfolios with risk in mind. We wanted you, our shareholders, to know that.

       Finally, we again praise and thank our over-worked funds administrator, Lyn Braswell, who does an outstanding job of keeping us all on our toes and keeping all records and our shareholders fully informed on a timely basis. Lyn, along with the other staff, are truly in our and your debt for the fine and complicated job they do. And, our thanks as always, to our loyal shareholders, valued directors and officers for their continued contributions to CFI's on-going success.

Respectfully Submitted:
R. G. "Kelly" Caldwell, Jr.
President
February 25, 1998

C/Fund
Illustration of a $10,000 Investment
(graphic)

C/Growth Stock Fund
Illustration of a $10,000 Investment
(graphic)

Adams Equity Fund
Illustration of a $10,000 Investment
(graphic)

C/Government Fund
Illustration of a $10,000 Investment
(graphic)

C/Tax-Free Fund
Illustration of a $10,000 Investment
(graphic)

C/Community Association Reserve Fund
Illustration of a $10,000 Investment
(graphic)

Performance Summary
As of December 31, 1997

                                                         Since
                           1 Year   5 Year  10 Year  Inception
     C/Fund                20.95%   14.22%   13.01%     13.04%
     C/Growth Stock Fund   25.48%   11.66%       na     11.02%
     Adams Equity Fund     17.60%       na       na     18.80%
     Beebe Fund                na       na       na  (1) 2.00%
     C/Government Fund      7.35%    6.32%       na      6.08%
     C/Tax-Free Fund        5.16%    4.24%       na      4.18%
     C/C.A.R. Fund          6.08%    5.95%       na      5.75%
     (1) Actual total return for period 12/02/97 through 12/31/97. Since a graphic illustration for that period of time presents an insignificant amount of data, no illustration is included here.


                                  C/FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                Shares      Value
EQUITIES 74.3%
Automotive (2.2%)
     Ford Motor Company           2,000     $6,500
     General Motors                 875     52,882
                 Sector Total              149,382
Building Supplies (1.3%)
     Home Depot                   1,500     87,938
Chemicals (13.6%)
     American Home Products       2,000    152,875
     Bristol Myers Squibb         2,000    187,250
     Colgate Palmolive            2,000    147,000
     Dow Chemical                 1,000    101,500
     DuPont                       1,500     90,187
     Merck                        1,000    105,250
     Proctor & Gamble             1,500    119,719
     Union Carbide Corp.            875     37,680
                Sector Total               941,461
Communications (0.9%)
     AT&T                         1,000     61,375
Computer/Office Equipment (4.7%)
     IBM                          3,100    324,338
Diversified Manufacturing (2.4%)
     Minnesota Mining &           2,000    163,750
       Manufacturing
Eating & Drinking Places (0.8%)
     McDonald's                     875     41,344
     Tricon Global                  400     11,575
       Restaurants
                 Sector Total               52,919
Electronics (4.7%)
     General Electric             1,500    109,781
     Hewlett Packard                875     54,359
     Lucent Technologies          2,000    159,875
                 Sector Total              324,015
Financial (2.5%)
     American Express               875     77,984
     J. P. Morgan                   875     98,766
                 Sector Total              176,750
Food (9.8%)
     Archer-Daniels-Midland       7,852    170,290
     Coca Cola Co.                1,225     81,462
     Lancaster Colony Corp.       1,000     56,500
     PepsiCo                      4,000    145,750
     Philip Morris                5,000    226,875
                 Sector Total              680,877
Food Stores (2.0%)
     Albertsons                   3,000    142,125
Health Care (0.8%)
     Johnson & Johnson              875     $7,641

                                  C/FUND
                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                             December 31, 1997

                                Shares      Value
Industrial Machinery (2.7%)
     Black & Decker               3,000   $117,000
     Caterpillar, Inc.            1,500     72,750
                 Sector Total              189,750
Instruments (3.4%)
     Eastman Kodak                2,000    120,500
     Emerson Electric             2,000    112,875
                 Sector Total              233,375
Insurance (1.0%)
     Travelers                    1,312     69,782
Leisure/Entertainment (1.2%)
     Walt Disney Co.                875     86,680
Metal (0.9%)
     ALCOA                          875     61,688
Paper (2.0%)
     International Paper Co.        875     37,789
     Kimberly-Clark               2,000     98,625
                 Sector Total              136,414
Petroleum & Coal (5.7%)
     Amoco                        1,000     85,250
     Chevron Corp.                  875     67,320
     Exxon Corp.                  4,000    245,000
                 Sector Total              397,570
Railroad (2.6%)
     CSX Corp.                    1,000     54,000
     Union Pacific                2,000    125,125
                 Sector Total              179,125
Retail (3.5%)
     Sears  Roebuck               2,000     90,375
     Wal-Mart                     4,000    157,250
                 Sector Total              247,625
Rubber & Plastics (0.8%)
     Goodyear Tire & Rubber         875     55,891
Transportation Equipment (2.8%)
     Allied Signal                1,500     58,406
     Boeing Co.                   1,500     73,500
     United Technologies            825     60,019
                 Sector Total              191,925
Transportation Services (2.0%)
     GATX Corp.                   2,000    145,000

TOTAL EQUITIES (74.3%)                   5,157,396
GOVERNMENTS (17.7%)
     Treasury  8% 5/15/01     1,150,000  1,228,703
CASH & EQUIVALENTS (8.0%)                  555,583
TOTAL INVESTMENTS (100%)                $6,941,682


                            C/GROWTH STOCK FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                 Shares      Value
EQUITIES (90.9%)
Apparel Stores (2.8%)
    Burlington Coat Factory       4,000    $65,250
Automotive (8.0%)
    Autozone, Inc.                1,000     28,937
    PACCAR, Inc.                  1,600     84,000
    Teleflex Corp.                2,000     75,500
                Sector Total               188,437
Building Supplies (7.4%)
    Home Depot                    3,000    175,875
Computer/Office Equipment (10.8%)
    Ascend Communications         1,500     36,937
    Cisco Systems                   750     41,953
    Compaq Computer               1,250     70,703
    International Business        1,000    104,625
      Machines
                Sector Total               254,218
Construction (1.9%)
    Mastec Inc.                   2,000     46,000
Eating & Drinking Places (4.7%)
    Brinker Intl. Corp.           3,000     48,375
    Cracker Barrel                1,000     33,875
    Outback Steakhouse            1,000     28,875
                Sector Total               111,125
Electronics (8.9%)
    American Power Conversion     3,000     70,875
    Applied Magnetics Corp.       2,000     22,375
    Magnetek, Inc.                6,000    117,375
                Sector Total               210,625
Financial (15.9%)
    Amsouth Bankcorp              1,000     54,375
    Bank United Fin Corp C1-A     8,000    123,250
    Capital Bancorp               1,200     69,375
    Commercial Bankshares         3,000     72,750
    Countrywide Credit            1,300     55,575
                Sector Total               375,325
Food Stores (1.8%)
    Food Lion                     5,000     42,188
Furniture (3.2%)
    Hillenbrand Industries        1,500     76,875
Industrial Machinery & Equipment (2.5%)
    Nortek, Inc.                  2,200    $58,438

                            C/GROWTH STOCK FUND
                   PORTFOLIO OF INVESTMENTS (CONTINUED)
                             December 31, 1997

                                 Shares      Value
Instruments (8.8%)
    Bard (C.R.)                   1,000    $31,187
    Coherent Inc.                 1,600     56,200
    Respironics                   2,000     45,375
    Stryker Corp.                 2,000     75,500
                Sector Total               208,262
Leisure/Entertainment (2.3%)
    Carnival Corp Class 'A'       1,000     55,500
Metal (1.4%)
    Metal Management, Inc.        2,000     33,250
Oil & Gas Estraction (2.4%)
    Santa Fe Energy Resources     5,000     56,563
Software (5.4%)
    Computer Associates           1,500     79,406
    Parametric Technology         1,000     47,250
                Sector Total               126,656
Stone, Clay, & Glass Products (2.7%)
    Southdown Inc.                1,100     64,900

TOTAL EQUITIES (90.9%)                   2,149,487
CASH & EQUIVALENTS (9.1%)                  215,228
TOTAL INVESTMENTS (100%)                $2,364,715



                             ADAMS EQUITY FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                Shares       Value
EQUITIES (96.9%)
Automotive (9.1%)
    Chrysler                      1,000     $35,187
    Kellstrom Industries          3,400      84,150
                 Sector Total               119,337
Business Services (7.1%)
    4 Front Technologies          6,000      46,500
    Investors Financial Svc.      1,000      46,000
                 Sector Total                92,500
Communications (2.3%)
    Xpedite Systems               1,000      30,500
Computers & Technology (2.2%)
    Trans-Lux                     2,000      29,500
Diversified Manufacturing (8.0%)
    Lone Star Industries Inc.     1,000      53,125
    Owens Corning                 1,500      51,281
                 Sector Total               104,406
Electric, Gas, Sanitary Services (3.5%)
    Tucson Electric Power         2,500      45,314
Electronics (2.9%)
    Continental Circuits          2,000      27,875
    Porta Systems Inc.            3,000      10,125
                 Sector Total                38,000
Environmental (1.7%)
    Cuno Inc.                     1,400      22,400
Financial (5.0%)
    Green Tree Financial          2,500      65,625
Industrial Machinery (21.1%)
    Applied Power                 1,000      69,375
    DT Industries                 1,000      34,000
    Gehl Company                  4,000      84,000
    In Focus Systems              1,000      30,375
    Nortek Inc.                   2,200      58,437
                 Sector Total               276,187
Instruments (3.7%)
    ADE Corp.                     2,800      49,000
Metal (10.2%)
    Aluminum Co. of America         500      35,250
    Amcast                        1,500      34,406
    RMI Titanium Co. New          1,000      21,000
    USK Corp 6.5% Cum Conv          500      23,000
      Pfd
    Wyman Gordon                  1,000      19,750
                 Sector Total              $133,406

                             ADAMS EQUITY FUND
                   PORTFOLIO OF INVESTEMENTS (CONTINUED)
                             December 31, 1997
                                Shares       Value
Paper (8.0%)
    Drypers Corp.                 9,000     $51,750
    Shorwood Packaging Co.        2,000      53,500
                 Sector Total               105,250
Rubber & Plastics (3.9%)
    Wynn's International Inc.     1,600      50,900
Transportation Equipment (6.7%)
    Boeing Co.                    1,400      68,600
    R&B Inc.                      2,000      19,250
                 Sector Total                87,850
Wholesale Trade - Durable Goods (1.5%)
    TBC Corp.                     2,000      19,250

TOTAL EQUITIES (96.9%)                    1,269,425
CASH & EQUIVALENTS (3.1%)                    40,134
TOTAL INVESTMENTS (100%)                 $1,309,559




                                BEEBE FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997
                                Shares        Value
EQUITIES (77.7)
Depepository Institutions (72.2%)
    Amsouth Bancorp                240      $13,050
    Bank United Financial          900       13,866
      Corp
    BankAtlantic Bankcorp A      1,000       16,312
    Capital City Bank & Trust      385       15,592
    Commercial Bankshares          630       15,277
    Compass Bankshares             340       15,109
    Cornerstone Bank               300        5,813
    First Palm Beach Bancorp       500       21,562
    Harbor Florida Bancorp         230       15,237
    Laurel Capital                 470       15,275
    Pennwood Bancorp               800       15,800
    Regions Financial Corp.        370       15,586
    Republic Bancshares, Inc.      590       15,414
    Republic Security            1,500       14,719
      Financial Corp.
    Seacoast Banking FL A          340       13,090
    Southtrust Corp.               250       15,766
    Summit Bancshares Inc.         700       14,700
    WVS Financial Corporation      480       16,920
                Sector Total                269,088
Holding & Investment Offices (5.5%)
    Mac Cali Realty                500       20,469

TOTAL EQUITIES (77.7%)                      289,557
CASH & EQUIVALENTS (22.3%)                   83,259
TOTAL INVESTMENTS (100%)                   $372,816



                              C/TAX-FREE FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                            Par     Value
                                          Value
MUNICIPAL BONDS (99.1%)
   1ST Florida Gov    6.2% due 7/1/03     100,000 $109,256
     Fin Com
   Alachua Cty FL     5.4% due 12/1/09    100,000  107,042
     Shands
   Broward Cty FL     5.5% due 1/1/05     100,000  107,377
     S.O.
   Broward Cty School 5.7% due 2/15/08    100,000  107,406
     Dist G.O.
   Duval Cty FL       6.125% due 8/04-02  100,000  108,858
     School Dist
   Escambia Cty FL    5.75% due 4/01/2004 100,000  102,488
   FL Board of        6.7% due 7/1/2006    20,000   22,055
     Regents
   FL G.O.            5.90% due 10/1/2004 100,000  101,506
   FL St Muni Pwr     6.5% PR 10/1/2002   100,000  111,657
     Agency             @102
   FT Lauderdale FL   6.1% due 9/1/2000    50,000   52,617
     W & S
   Greater Orlando    5.6% due 10/01/2002  50,000   53,139
     Aviation AU
   Hillsborough Cty   6% due 7/1/98       100,000  101,130
     Cap
   Hillsborough, FL   7.20% due 8/15/05    25,000   27,417
     SD
   Indian River Cty   5.75% 10/07 @102    165,000  182,084
     FL Hospital
   Jacksonville FL    7.625% due 11/1/03   25,000   29,385
     Port Auth
   Jacksonville, FL   11.5% due 10/1/12    65,000  110,182
     Health

   Key West FL Util   6.75% due 10/1/13   100,000  109,665
     Rev
   Kissimmee FL W & S 5.6% due 10/1/04    100,000  107,273
   Manatee Cty FL Pub 6.00% due 10/1/06   100,000  112,013
     Util
   Marion Cty Hosp    6.60% due 10/1/98    25,000   25,524
     Dist
   Okaloosa Cty FL    7.6% PR 7/1/99 @102  75,000   79,298
   Orange Cty FL      6.00% due 10/1/01   100,000  106,790
     Tourist Tax
   Orange Cty FL      6.00% due 4/1/06-04 100,000  108,123
     Waste Water
   Orlando & Orange   5.375% due 7/1/06   100,000  106,370
     Cty FL
   Orlando FL Util    8.00% due 4/1/02    100,000  115,027
     Com
   Palm Beach Cty     5.875% 8/1/04-02    100,000  107,605
     School Dist
   Palm Beach Cty, FL 6.7% due 6/1/98      25,000   25,311
   Pasco County FL    5.8% due 10/1/07    100,000  107,519
     W & S
   Pasco Waste PR     6.95% due 4/1/98     95,000   98,126
                        @102.5
   Pinellas Cty, FL   5.2% due 10/1/04    100,000  105,369
     Sewer
   Puerto Rico        5.4% due 7/1/2007   100,000  107,738
     Comwlth
   Sarasota Cty FL    6.15 due 11/1/05    100,000  112,282
     Special
   St Petersburg Pub  6.55% due 10/1/02   150,000  159,359
     Util
   Volusia Cty, FL    5.7% due 7/1/01     100,000  105,539
     G.O.
TOTAL MUNICIPAL BONDS (99.1%)                    3,232,530
CASH & EQUIVALENTS (0.9%)                           28,700
TOTAL INVESTMENTS (100%)                        $3,261,230



                             C/GOVERNMENT FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                     Par     Value
                                   Value
GOVERNMENTS (82.0%)
   U.S. Treasury Notes 11.75%    500,000   $586,719
     due 2/15/2001
   U.S. Treasury Notes 5.875%    500,000    502,031
     2/15/2000
   U.S. Treasury Notes 5.875%    500,000    504,375
     2/15/2004
   U.S. Treasury Notes 6.25%     500,000    511,250
     2/15/2003
   U.S. Treasury Notes 6.5%      500,000    521,250
     5/15/2005
   U.S. Treasury Notes 6.75%     500,000    507,813
     6/1999
   U.S. Treasury Notes 7.625%    500,000    530,312
     2/15/2007
TOTAL GOVERNMENTS (82.0%)                 3,663,750
CASH & EQUIVALENTS (18.0%)                  804,010
TOTAL INVESTMENTS (100%)                 $4,467,760




                   C/COMMUNITY ASSOCIATION RESERVE FUND
                         PORTFOLIO OF INVESTMENTS
                             December 31, 1997

                                     Par     Value
                                   Value
GOVERNMENTS (95.8%)
    U.S. Treasury Notes  5.875%   150,000  $150,422
      due 3/31/99
    U.S. Treasury Notes  5.875%   150,000   150,187
      due 8/15/98
    U.S. Treasury Notes  6.00%    150,000   150,844
      due 10/15/99
    U.S. Treasury Notes  7.00%    150,000   152,438
      due 4/99
    U.S. Treasury Notes 6.875%    200,000   204,937
      due 3/31/00
TOTAL GOVERNMENTS (95.8%)                   808,828
CASH & EQUIVALENTS (4.2%)                    35,319
TOTAL INVESTMENTS (100%)                   $844,147



                        C/FUNDS GROUP, INC.
                  STATEMENTS OF ASSETS & LIABILITIES
                       December 31, 1997

                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation      Adams
                      Stock    ernment       Free  Reserve     Equity     Beebe
          C/Fund       Fund       Fund       Fund     Fund       Fund      Fund
Securities at Cost
      $4,804,183 $1,747,133 $4,414,020 $3,208,193 $840,098 $1,118,596  $367,263

ASSETS
Securities Value
      $6,941,682 $2,364,715 $4,467,760 $3,261,230 $844,147 $1,309,559  $372,816
Receivables
Dividends & Interest
          20,667      1,703     76,515     58,642   13,419        586       517
Investment Securities Sold
         288,045    204,467          0          0        0          0         0
       7,250,394  2,570,885  4,544,275  3,319,872  857,566  1,310,145   373,333

LIABILITES
Advisor Fee & Other Payables
           4,136      1,467      1,570      1,327    3,732        718       127
Investment Securities Purchased
         108,860     28,068          0          0        0     32,785    52,219
         112,996     29,535      1,570      1,327    3,732     33,503    52,346
NET ASSETS APPLICABLE TO OUTSTANDING SHARES
      $7,137,398 $2,541,350 $4,542,705 $3,318,545 $853,834 $1,276,642  $320,987

CAPITAL SHARES
         346,376    186,130    453,930    336,885   85,402     91,852    31,538

NET ASSET VALUE PER SHARE
          $20.61     $13.65     $10.01      $9.85   $10.00     $13.90    $10.18



                                   C/FUNDS GROUP, INC.
                                STATEMENTS OF OPERATIONS

                                                                        Period
                                                                        Ending
                        Year Ending 12/31/97                          12/31/97
                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation      Adams
                      Stock    ernment       Free  Reserve     Equity     Beebe
          C/Fund       Fund       Fund       Fund     Fund       Fund      Fund
INVESTMENT INCOME
Dividends
         $99,797    $20,469         $0         $0       $0     $6,755        $0
Interest
          89,576      6,016    299,478     206,421  44,491      4,090       516
         189,373     26,485    299,478     206,421  44,491     10,845       516

OPERATING EXPENSES
Investment advisory fee
          62,945     23,638     22,352     18,635      722     11,019       142
Professional fees
          14,063      5,480      3,586      2,973      494      1,747         0
Registration fees
           2,223        906        777        650      307        636         0
Custodian fees
          21,477      8,122     15,282     12,676    2,496      3,462         0
Directors fees
           6,284      2,315      1,420      1,223      244      1,122         0
Printing
           2,025        847        519        465      103        442         0
Miscellaneous
           2,947      1,174        719        600       115       595         0
         111,964     42,482     44,655     37,222     4,481    19,023       142

Fees and expenses absorbed by investment advisor
               0          0          0          0   (3,464)         0         0
         111,964     42,482     44,655     37,222     1,017    19,023       142

NET INVESTMENT INCOME (LOSS)
          77,409   (15,997)    254,823    169,199    43,474   (8,178)       374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Unrealized appreciation (depreciation in value of investments for the period
         882,869    206,979     60,849     33,450    (288)    156,438     5,553
Net realized gain (loss on investments
         190,158    326,059          3   (19,822)      486    (4,536)         0
NET GAIN ON INVESTMENTS
       1,073,027    533,038     60,852     13,628      198    151,902     5,553

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
      $1,150,436   $517,041   $315,675   $182,827  $43,672   $143,724    $5,927



                             C/FUNDS GROUP, INC.
                    STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Period
                                                                         Ending
                        Year Ending 12/31/97                           12/31/97
                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation      Adams
                      Stock    ernment       Free  Reserve     Equity     Beebe
          C/Fund       Fund       Fund       Fund     Fund       Fund      Fund
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss)
         $77,409  ($15,997)   $254,823   $169,199  $43,474   ($8,178)      $374
Net realized gain (loss) on investments
         190,158    326,059          3   (19,822)      486    (4,536)         0
Unrealized appreciation (depreciation)in value of investments for the year
         882,869    206,979     60,849     33,450    (288)    156,438     5,553
Net increase in net assets from operations
       1,150,436    517,041    315,675    182,827   43,672    143,724     5,927

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
        (82,342)   (25,711)  (254,824)  (172,265) (43,818)          0     (315)
Net realized gain on investments
       (185,102)  (284,311)          0          0        0          0         0
       (267,444)  (310,022)  (254,824)  (172,265) (43,818)          0     (315)

CAPITAL SHARE TRANSACTIONS
Shares sold
       1,360,777    140,465  3,195,844  1,814,679  641,261    972,475   315,060
Reinvested distributions
         258,335    295,689    221,437    164,083   43,818          0       315
Shares redeemed
       (786,612)  (313,644)(3,672,863)(2,456,341)(379,259)   (93,349)         0
         832,500    122,510  (255,582)  (477,579)  305,820    879,126   315,375

Net increase (decrease) in net assets
      $1,715,492   $329,529 ($194,731) ($467,017) $305,674 $1,022,850  $320,987

NET ASSETS
Beginning of year
       5,421,906  2,211,821  4,737,436  3,785,562  548,160    253,792         0
End of year
      $7,137,398 $2,541,350 $4,542,705 $3,318,545 $853,834 $1,276,642  $320,987

UNDISTRIBUTED INVESTMENT (LOSS)
            $129   ($9,610)  ($84,405)  ($38,581)   ($605)  ($12,358)       $59



                          C/FUNDS GROUP, INC.
                 STATEMENTS OF CHANGES IN NET ASSETS
                For the Year Ending December 31, 1996

                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation
                      Stock    ernment       Free  Reserve     Equity
          C/Fund       Fund       Fund       Fund     Fund       Fund
INCREASE (DECREASE) IN NET ASSETS
From Operations:
Net investment income (loss
         $51,147   ($9,650)   $235,309   $155,880  $30,361       $366
Net realized gain (loss) on investments
         430,289    192,491   (23,359)          0     (375)    11,930
 Unrealized appreciation (depreciation) in value of investments for the year
         253,530    213,988   (25,625)    (31,570)  (4,831)    37,437
Net increase in net assets from operatoins
         734,966    396,829   186,325      124,310   25,155    49,733

DISTRIBUTIONS TO SHAREHOLDERS
Investment income - net
        (51,147)          0  (235,309)  (155,880) (30,361)       (37)
Net realized gain on investments
       (430,289)  (192,491)          0          0        0   (11,930)
Return of capital
        (28,347)    (1,492)    (1,434)      (198)        0          0
       (509,783)  (193,983)  (236,743)  (156,078) (30,361)   (11,967)

CAPITAL SHARE TRANSACTIONS
Shares sold
         954,662    185,607  2,939,173  1,927,338  364,162     57,392
Reinvested distributions
         509,783    193,983    236,743    156,078   30,361     11,967
Shares redeemed
       (619,613)  (450,239)(2,359,830)(1,460,759)(270,776)          0
         844,832   (70,649)    816,086    622,657  123,747     69,359

Net increase in net assets
      $1,070,015   $132,197   $765,668   $590,889 $118,541   $107,125

NET ASSETS
Beginning of year
       4,351,891  2,079,624  3,971,768  3,194,673  429,619    146,667
End  of  year
      $5,421,906 $2,211,821 $4,737,436 $3,785,562 $548,160   $253,792
UNDISTRIBUTED INVESTMENT GAIN (LOSS)
              $0   ($9,650)  ($84,407)  ($15,693)   ($747)       $356




                            C/FUNDS GROUP, INC.
    SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS (1) For the Periods Ended December 31, 1997, 1996, 1995, 1994, and 1993


                                       Net     Dis
                                       Rea   tribu
                                     lized   tions
                                Dis    and    from                   Net
                              tribu  Unrea     Net     Dis         Asset
                              tions  lized     Rea   tribu         Value    Net
                        Net    from   Gain   lized   tions            at  Asset
               Opera Invest     Net (loss)   Gains    from         Begin  Value
       Invest   ting   ment  Invest     on      on  Return  Total   ning    End
         ment   Expe Income    ment Invest  Invest  of Cap    Net     of     of
       Income   nses (Loss)  Income  ments   ments    ital Change Period Period

C/Fund
1997      .60  (.36)    .24   (.26)   3.50   (.58)     .00   2.90 $17.71 $20.61
1996      .53  (.34)    .19   (.19)   2.56  (1.58)   (.10)    .88  16.83  17.71
1995      .50  (.29)    .21   (.21)   3.42   (.54)     .00   2.88  13.95  16.83
1994      .59  (.25)    .34   (.36)  (.55)   (.49)   (.06) (1.12)  15.07  13.95
1993      .56  (.28)    .28   (.27)   1.34   (.47)     .00    .88  14.19  15.07

C/Growth Stock Fund
1997      .16  (.26)  (.10)   (.15)   3.20  (1.68)     .00   1.27 $12.38 $13.65
1996      .18  (.23)  (.05)     .00   2.24  (1.08)   (.01)   1.10  11.28  12.38
1995      .22  (.20)    .02   (.02)   2.13   (.19)     .00   1.94   9.34  11.28
1994(4)   .18  (.19)  (.01)   (.01)  (.90)       0   (.01)  (.93)  10.27   9.34
1993(4)   .16  (.16)    .00     .00    .28   (.15)     .00    .13  10.14  10.27

C/Government Fund
1997      .67  (.10)    .57   (.57)    .14     .00     .00    .14  $9.87 $10.01
1996      .66  (.10)    .56   (.56)  (.15)     .00     .00  (.15)  10.02   9.87
1995      .64  (.10)    .54   (.54)    .58     .00     .00    .58   9.94  10.02
1994      .53  (.09)    .44   (.44)  (.47)     .00   (.02)  (.49)   9.93   9.44
1993      .71  (.09)    .62   (.62)    .26   (.22)     .00    .04   9.89   9.93

C/Tax Free Fund
1997      .55  (.10)    .45   (.46)    .05     .00     .00    .04  $9.81  $9.85
1996      .55  (.10)    .45   (.45)  (.10)     .00     .00  (.10)   9.91   9.81
1995      .54  (.10)    .44   (.44)    .52     .00     .00    .52   9.39   9.91
1994      .47  (.09)    .38   (.37)  (.56)     .00   (.02)  (.57)   9.96   9.39
1993      .51  (.09)    .42   (.43)  (.02)     .00     .00  (.03)   9.99   9.96

C/Community Association Reserve Fund (5)
1997      .61  (.05)    .56   (.60)    .04     .00     .00    .00 $10.00 $10.00
1996      .58    .00    .58   (.58)    .00     .00     .00    .00  10.00  10.00
1995      .60    .00    .60   (.60)    .00     .00     .00    .00  10.00  10.00
1994      .59    .00    .59   (.59)    .00     .00     .00    .00  10.00  10.00
1993      .50    .00    .50   (.50)    .00     .00     .00    .00  10.00  10.00

Adams Equity Fund
1997      .13  (.23)  (.10)     .00   2.18     .00     .00   2.08 $11.82 $13.90
1996      .17  (.15)    .02     .00   2.62   (.64)     .00   2.00   9.82  11.82
1995(2)(3).06  (.03)    .03   (.02)  (.19)     .00     .00  (.18)  10.00   9.82

Beebe Fund (6)
1997      .00   .00     .00    .00    .18      .00     .00    .18 $10.00 $10.18

(1) Selected data for a share of capital stock outstanding throughout the year.
(2)  Inception of fund is October, 1995.
(3)  Ratio of operating expenses to average net assets has been annualized.
(4)  Adjusted to reflect elimination of expense reimbursement from Advisor.
(5)  See Footnote I.
(6)  Inception of fund is December, 1997.

                            C/FUNDS GROUP, INC.
    SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS (1) For the Periods Ended December 31, 1997, 1996, 1995, 1994, and 1993

                               Net
             Operating  Investment                    Shares
              Expenses   Income to   Portfolio   Outstanding
            to Average     Average    Turnover     at End of
            Net Assets  Net Assets        Rate        Period
C/Fund
     1997        1.79%       1.24%      10.28%       346,376
     1996        1.90%       1.05%      11.38%       306,141
     1995        1.85%       1.36%       5.46%       258,646
     1994        1.83%       2.53%      23.84%       272,891
     1993        1.89%       1.88%      52.19%       260,630

C/Growth Stock Fund
     1997        1.81%      (.68%)      51.11%       186,130
     1996        1.90%      (.45%)       4.26%       178,680
     1995        1.85%        .20%      16.46%       184,398
     1994 (4)    1.87%      (.16%)      37.23%       147,699
     1993 (4)    1.70%      (.04%)      20.26%       160,548

C/Government Fund
     1997        1.01%       5.74%      22.05%       453,930
     1996        1.02%       5.60%      59.95%       479,954
     1995         .99%       5.54%     124.70%       396,280
     1994        1.15%       5.75%     122.48%       554,009
     1993         .93%       6.10%     123.98%       604,654

C/Tax Free Fund
     1997        1.01%       4.58%      10.78%       336,885
     1996        1.03%       4.57%        .00%       386,027
     1995        1.01%       4.53%      22.91%       322,401
     1994        1.15%       4.70%       2.76%       328,872
     1993         .88%       4.24%      86.14%        62,444

C/Community Association Reserve Fund (5)
     1997         .14%       6.21%      52.64%        85,402
     1996         .00%       5.83%       9.61%        54,820
     1995         .00%       5.96%      41.35%        42,960
     1994         .00%       8.76%        .00%         5,875
     1993         .00%       4.98%      58.29%         4,470

Adams Equity Fund
     1997        1.74%      (.75%)      48.17%        91,852
     1996        1.36%        .18%      65.00%        21,468
     1995(2)(3)  1.16%        .32%        .00%        14,935

Beebe Fund (6)
     1997         .09%        .23%        .00%        31,538

(1) Selected data for a share of capital stock outstanding throughout the year.
(2)  Inception of fund is October, 1995.
(3)  Ratio of operating expenses to average net assets has been annualized.
(4)  Adjusted to reflect elimination of expense reimbursement from Advisor.
(5)  See Footnote I.
(6)  Inception of fund is December, 1997.


                            C/FUNDS GROUP, INC.
                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1997

NOTE A - ORGANIZATION
C/FUNDS Group, Inc. (the Company), formerly Caldwell Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company. Effective July 2, 1985, C/FUND Group, Inc., shares were registered under Section 8(a) of the Securities Act of
1933. The Caldwell Fund was the only fund offered by the Company through June, 1992. Effective July, 1992, four new funds were made available and
the  Caldwell  Fund  was renamed C/Fund. The Adams Equity  Fund   was  made
available in October, 1995. Effective December, 1997, an additional fund, the Beebe Fund, was made available. The primary investments of the seven funds are listed as follows:

     FUNDS                                   PRIMARY INVESTMENTS
     C/Fund                                  Stocks and Fixed Income Securities
       formerly Caldwell Fund
     C/Growth Stock Fund                     Common Stocks or Equivalents
       formerly Caldwell Growth Stock Fund
     C/Government Fund                       Obligations of the U.S. Government
       formerly Caldwell Government Fund
     C/Tax-Free Fund                         Investment Grade Municipal
       formerly Caldwell Tax-Free Fund         Securities
     C/Community Association Reserve Fund    Obligations of the U.S. Government
       formerly Caldwell Community
       Association Reserve Fund
     Adams Equity Fund                       Stocks
     Beebe Fund                              Equity Securities of Financial
                                               Services Companies

NOTE B - SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

Security Valuation - Investments in securities traded on a national exchange are stated at the last reported sales price on the day of valuation; other securities traded in over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Board of Directors.

Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.

Security Transactions - The Company follows industry practice and records security transactions on the trade date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

NOTE C - INVESTMENT ADVISORY AGREEMENT
Each fund has a written agreement (the "Agreements") for management and investment advisory services with Omnivest Research Corporation (the "Advisor") which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by its President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average daily net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 1997 are as follows:

                                      ANNUAL       INVESTMENT
                      FUND            % RATE    ADVISORY FEES
            C/Fund                     1.0            $62,945
            C/Growth Stock Fund        1.0             23,638
            C/Government Fund           .5             22,352
            C/Tax-Free Fund             .5             18,635
            C/Community Association     .5                722
            Reserve Fund
            Adams Equity Fund          1.0             11,019
            Beebe Fund                 1.0                142

                            C/FUNDS GROUP, INC.
                       NOTES TO FINANCIAL STATEMENTS
                             December 31, 1997

NOTE D - FUND SHARE TANSACTONS AND DISTRIBUTIONS
As of December 31, 1997 and 1996 there were 5,000,000 shares of .01 par value capital shares authorized.  Transactions of the Funds were as follows:
                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation      Adams
                      Stock    ernment       Free  Reserve     Equity     Beebe
          C/Fund       Fund       Fund       Fund     Fund       Fund      Fund
Period ended December 31, 1997
Shares sold
          67,712     10,049    323,575    185,103   64,126     76,975    31,507
Reinvested distributions
          12,551     21,662     22,449     16,785    4,382          0        31
Shares redeemed
        (40,028)   (24,261)  (372,048)  (251,030) (37,926)    (6,591)         0
Net increase (decrease)
         40,235       7,450   (26,024)   (49,142)   30,582     70,384    31,538


Year ended December 31, 1996
Shares sold
          53,186     15,626    297,528    196,954   35,895      5,520         -
Reinvested distributions
          28,753     15,669     23,915     15,939    3,036      1,013         -
Shares redeemed
        (34,444)   (37,013)  (237,769)  (149,267) (27,071)          0         -
Net increase (decrease)
         47,495     (5,718)     83,674     63,626   11,860      6,533         -

NOTE E - INVESTMENT TRANSACTIONS
Purchases and sales of investment securities and the change in unrealized gain(loss) of the funds were as follows for 1997.
                                                   C/Comm-
                                                     unity
                                                    Assoc-
                   C/Growth     C/Gov-      C/Tax   iation      Adams
                      Stock    ernment       Free  Reserve     Equity     Beebe
          C/Fund       Fund       Fund       Fund     Fund       Fund      Fund
Common Stocks
Purchases
        $253,296 $1,189,565         $0         $0       $0 $1,444,505  $285,071
Sales
         636,848  1,569,766          0          0        0    544,324         0

Municipal Bonds
Purchases
               0          0          0    395,702        0          0         0
Sales
               0          0          0    566,878        0          0         0

U.S. Government Obligations:
Purchases
       1,224,166          0    980,373          0  735,977          0         0
Sales
               0          0  1,533,600          0  381,219          0         0

Unrealized appreciation (depreciation) of securities
        $882,869   $206,979    $60,849    $33,450   ($288)   $156,438    $5,553


NOTE F - TRANSACTIONS WITH AFFILIATES
In addition to the investment advisory fees discussed in NOTE C, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA for services other than investment advising aggregated approximately $70,000.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons at December 31, 1997 are as follows:
                                           SHARES       VALUE
            C/Fund                         37,827    $779,612
            C/Growth Stock Fund             7,023      95,863
            C/Government Fund              21,932     219,539
            C/Tax-Free Fund                15,930     156,910
            Adams Equity Fund              18,988     263,935
            Beebe Fund                     24,024     244,560

NOTE G - MARKET RISK
The Fund is exposed to credit risk on the amount invested in marketable securities. The maximum amount of loss the Fund would incur is limited to the amount recorded in the 1997 financial statements. The Fund does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE H - BROKER ALLOCATIONS
The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors. The Advisor is permitted to and does select broker-dealer firms, which provide economic, corporate, and investment research service. Commissions paid to firms supplying such research include the cost of such services. The value of such services aggregated $22,140 for the year ended December 31, 1997.

NOTE I - C/COMMUNITY ASSOCIATION RESERVE FUND
Through 1997, the investment advisor absorbed substantially all investment expenses of the C/C.A.R. Fund, including their advisory fees. In addition, the advisor guaranteed a $10 per share value. Since inception, an asset or liability to the investment advisor was accrued by the C/C.A.R. Fund to the extent necessary to maintain the $10 per share value. At December 31, 1997 the fund reflected a $3,732 liability to the investment advisor. Effective February 13, 1998 the Fund will begin calculating its NAV at actual and the Fund's liability to the investment advisor will be forgiven. Appropriate adjustments will be made to net assets and to shareholder accounts.





                      REPORT OF INDEPENDENT CERTIFIED
                            PUBLIC ACCOUNTANTS




To the Shareholders and Board of Directors
C/FUNDS Group, Inc.
Venice, Florida


We have audited the statements of assets and liabilities, including the portfolio of investments, of C/FUNDS Group, Inc. (comprising, respectively, the C/Fund, C/Growth Stock Fund, C/Government Fund, C/Tax Free Fund, C/Community Association Reserve Fund, Adams Equity Fund, and Beebe Fund portfolios) as of December 31, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements, and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements, and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian, and examination of supporting documentation for unsettled security purchases. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting C/FUNDS Group, Inc. as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

GREGORY, SHARER & STUART
St. Petersburg, Florida
January 30, 1998





                            Investment Advisor
                       Omnivest Research Corporation
                           250 Tampa Avenue West
                             Venice, FL  34285
                              (941) 493-4295




                                 Custodian
                          Caldwell Trust Company
                          201 Center Road Suite 2
                             Venice, FL  34292
                              (941) 493-3600




                                 Auditors
                          Gregory Sharer & Stuart
                       Certified Public Accountants
                          100 Second Avenue South
                      St. Petersburg, FL  33701-4383
                              (813) 821-6161




                         Investment Advisory Board
                    Arthur B. Laffer, Ph.D., Economist
                         Jude Wanniski, Journalist
                         Alan Reynolds, Economist
                           Alvin Moscow, Author
                    Ted C. Van Antwerp, Philanthropist
                      Willet J. Worthy, Jr., Vintner
                     Manuel Johnson, Ph.D., Economist







This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.